Failed Sale-Leaseback Arrangement - Schedule of Future Minimum Payments of Sale Leaseback Transactions (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 4,660
2019	4,754
2020	4,848
2021	4,946
2022	5,045
Thereafter	75,550
Future minimum payments due	99,803
Principal [Member]
2018	595
2019	737
2020	892
2021	1,061
2022	1,245
Thereafter	42,315
Future minimum payments due	46,845
Interest [Member]
2018	4,065
2019	4,017
2020	3,956
2021	3,885
2022	3,800
Thereafter	33,235
Future minimum payments due	$ 52,958